Fair Value Measurements, Remaining Contractual Maturities (FY) (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Marketable Securities [Member]
Remaining Contractual Maturities [Abstract]
Due within one year	$ 7,612	$ 4,733
Due within one to five years	2,372	5,118
Estimated Fair Value	9,984	9,851
Corporate Bonds [Member]
Remaining Contractual Maturities [Abstract]
Due within one year	5,940	3,660
Due within one to five years	1,603	3,963
Estimated Fair Value	7,543	7,623
U.S. Treasury Securities [Member]
Remaining Contractual Maturities [Abstract]
Due within one year	1,672	1,073
Due within one to five years	769	1,155
Estimated Fair Value	$ 2,441	$ 2,228